Schedule of Convertible Debt (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Convertible Debentures
Balance, convertible debt
Issued	11,322,635
Transaction costs	(992,525)
Transaction costs allocated to equity	77,086
Relative fair value of conversion feature	(369,181)
Relative fair value of Warrants	(495,653)
Accretion expenses	157,228
Interest expense	258,797
Impact of foreign currency adjustment	(21,132)
Balance, convertible debt	9,937,255
Current, convertible debt
Long-term, convertible debt	$ 9,937,255